UNITED STATES

    SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-22998

CSOP ETF TRUST

on behalf of the following series:

CSOP FTSE China A50 ETF
(Exact name of Registrant as specified in charter)

2801-2803, Two Exchange Square,

8 Connaught Place, Central

Hong Kong

(Address of principal executive offices)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 852 3406-5628

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1. SCHEDULES OF INVESTMENTS

CSOP ETF TRUST

CSOP FTSE China A50 ETF

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2015

	Shares	Value
Common Stocks - 99.8%
China - 99.8%
Auto Manufacturers - 2.1%
Byd Co. Ltd.	44,001	$391,575
Great Wall Motor Co. Ltd.(a)(b)	47,071	324,316
SAIC Motor Corp. Ltd.	249,089	907,070
		1,622,961

Banks - 37.8%
Agricultural Bank of China Ltd.	2,849,200	1,703,235
Bank of Beijing Co. Ltd.	807,275	1,732,621
Bank of China Ltd.(c)	2,497,100	1,967,535
Bank of Communications Co. Ltd.	1,818,100	2,413,919
China CITIC Bank Corp. Ltd.	344,438	427,901
China Construction Bank Corp.	975,600	1,120,828
China Everbright Bank Co. Ltd.	1,500,200	1,295,662
China Merchants Bank Co. Ltd.	1,408,928	4,249,838
China Minsheng Banking Corp. Ltd.	2,306,520	3,694,208
Industrial & Commercial Bank of China Ltd.(c)	2,613,600	2,223,570
Industrial Bank Co. Ltd.	1,231,432	3,422,766
Ping An Bank Co. Ltd.	646,120	1,513,754
Shanghai Pudong Development Bank Co. Ltd.	1,064,415	2,908,805
		28,674,642

Beverages - 2.4%
Kweichow Moutai Co. Ltd.(c)	44,661	1,854,114

Building Materials - 1.8%
Gree Electric Appliances, Inc. of Zhuhai(c)	129,864	1,337,111

Coal - 0.9%
China Shenhua Energy Co. Ltd.	212,667	714,470

Commercial Services - 0.5%
Shanghai International Port Group Co. Ltd.	268,900	342,724

Computers - 2.5%
BOE Technology Group Co. Ltd.(c)	2,230,008	1,864,883

Diversified Financial Services - 11.8%
China Merchants Securities Co. Ltd.	156,087	665,479
CITIC Securities Co. Ltd.	837,146	3,629,883
GF Securities Co. Ltd.	248,141	905,617
Guosen Securities Co. Ltd.	131,400	531,219
Haitong Securities Co. Ltd.(c)	646,600	2,271,276
Huatai Securities Co. Ltd.	245,900	916,457
		8,919,931

Electric - 2.3%
China Yangtze Power Co. Ltd.(a)(b)	567,801	1,312,882
Huaneng Power International, Inc.	204,600	462,531
		1,775,413

CSOP ETF TRUST

CSOP FTSE China A50 ETF

SCHEDULE OF INVESTMENTS (Unaudited)(continued)

June 30, 2015

	Shares	Value

Electronics - 1.1%
Hangzhou Hikvision Digital Technology Co. Ltd.	113,806	$821,525

Engineering & Construction - 5.4%
China Communications Construction Co. Ltd.	164,500	465,445
China Railway Construction Corp. Ltd.	265,400	668,402
China Railway Group Ltd.	552,700	1,219,188
China State Construction Engineering Corp. Ltd.	1,291,700	1,729,579
		4,082,614

Home Furnishings - 1.5%
Midea Group Co. Ltd.	186,260	1,118,854

Insurance - 12.7%
China Life Insurance Co. Ltd.	179,645	906,598
China Pacific Insurance Group Co. Ltd.	271,217	1,318,906
New China Life Insurance Co. Ltd.	61,746	607,496
Ping An Insurance Group Co. of China Ltd.	518,268	6,842,709
		9,675,709

Iron/Steel - 0.8%
Baoshan Iron & Steel Co. Ltd.	408,100	574,719

Machinery-Diversified - 0.3%
Shanghai Electric Group Co. Ltd.	105,700	254,280

Miscellaneous Manufacturer - 2.9%
CRRC Corp. Ltd.	739,930	2,188,976

Oil & Gas - 2.7%
China Petroleum & Chemical Corp.	1,132,700	1,288,538
PetroChina Co. Ltd.	435,900	795,783
		2,084,321

Real Estate - 2.8%
China Vanke Co. Ltd.(c)	897,400	2,099,570

Retail - 1.3%
Suning Commerce Group Co. Ltd.	404,900	998,199

Shipbuilding - 2.8%
China Shipbuilding Industry Co. Ltd.(c)	874,300	2,084,971

Telecommunications - 1.5%
Beijing Xinwei Telecom Technology Group Co. Ltd.(c)	12,114	85,670
China United Network Communications Ltd.(c)	912,400	1,077,623
		1,163,293

CSOP ETF TRUST

CSOP FTSE China A50 ETF

SCHEDULE OF INVESTMENTS (Unaudited)(continued)

June 30, 2015

	Shares	Value

Transportation - 1.9%
Daqin Railway Co. Ltd.	637,500	$1,442,198
Total Common Stocks (Cost $63,846,074)		75,695,478

	Face Amount
Short-Term Investment - 14.0%
Time Deposit - 14.0%
Nordea Bank AB, 0.03% due 07/01/2015 (Cost $10,586,556)	$10,586,556	10,586,556

Total Short-Term Investment (Cost $10,586,556)		10,586,556

Total Investments -113.8% (Cost $74,432,630) #		86,282,034
Liabilities, less cash and other assets - (13.8)%		(10,480,840)
Total Net Assets - 100.0%		$75,801,194

(a)	Security has been deemed to be illiquid as of June 30, 2015.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At June 30, 2015, the value of these securities amounted to $1,637,198 or 2.16% of net assets.
(c)	Non-income producing security.

# Cost for federal income tax purposes is $74,432,630. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,550,441
Gross unrealized (depreciation)	(1,701,037)
Net unrealized appreciation	$11,849,404

Summary of Investments by Sector^
Financials	65.1%
Industrials	13.8
Consumer Discretionary	6.7
Energy	3.6
Information Technology	3.6
Consumer Staples	2.4
Utilities	2.3
Telecommunication Services	1.5
Materials	0.8
Short-Term Investment	14.0
Liabilities, less cash and other assets	(13.8)
100.0%

^   As a percentage of total net assets.

CSOP ETF TRUST

CSOP FTSE China A50 ETF

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)

June 30, 2015

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 — Quoted prices in active markets for identical assets.

•    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).  Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

The following is a summary of the valuations as of June 30, 2015, for the Fund based upon the three levels defined above:

At June 30, 2015	Total	Level 1	Level 2	Level 3
Common Stocks	$75,695,478	$74,058,280	$1,637,198	$–
Short-Term Investment	10,586,556	–	10,586,556	–
Total Investments	$86,282,034	$74,058,280	$12,223,754	$–

Please refer to the Schedule of Investments to view securities segregated by industry type.  The Fund discloses transfers between levels based on valuations at the end of the reporting period.  For the period ended June 30, 2015, there were two security transfers from Level 1 to Level 2, no securities have been categorized as Level 3.

CSOP ETF TRUST

CSOP FTSE China A50 ETF

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2015

1.   Organization

CSOP ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 12, 2014. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of one investment portfolio: CSOP FTSE China A50 ETF (the “Fund”). The Fund is classified as “diversified,” and therefore must meet certain diversification requirements under the 1940 Act. Additional series and/or classes may be created from time to time.

The investment objective of the Fund is to provide investment results that, before fees and expenses, track the performance of the FTSE China A50 Net Total Return Index (the “Index”).

CSOP Asset Management Limited (“CSOP”) serves as the investment adviser to the Fund (the “Adviser”).

2.   Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for regulated investment companies.

a.    Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”). The Fund is an investment company and follows the accounting and reporting guidance in ASC 946 (Financial Services — Investment Companies).

b.    Investment Valuation

The Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. The Trust will generally value exchange listed securities at market closing prices. Market closing prices are generally determined on the basis of last reported sales prices, or if no sales are reported, based on the last reported quotes. Fixed income securities generally are valued based on prices provided by independent pricing services, which may use valuation models or matrix pricing to determine current value. Unless determined by the Adviser not to be representative of fair value, the Trust generally will use amortized cost to value fixed income or money market securities that have a remaining maturity of 60 days or less. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Redeemable securities issued by open-end investment companies and exchange traded funds (“ETFs”) are valued at an investment company’s or ETF’s applicable Net Asset Value (“NAV”). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Trust’s Fair Value Committee, in accordance with the Fund’s Board-approved Pricing and Valuation Procedures, to determine a security’s fair value. In determining such value, the Fair Value Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the Fair Value Committee’s fair value determination for a security could be materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

c.    Foreign Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates at 3:00pm Hong Kong time. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are presented. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

d.    Time Deposits

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short term investments in the Fund’s Schedule of Investments.

e.    Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

3.    Principal Risks

As with all investments, the value of an investment in the Fund can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment, over short- or long-term periods. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Fund including, but not limited to, those described below, are discussed in detail in the Fund’s prospectus. Each of these factors could cause the value of an investment in the Fund to decline.

Risk of Investing in China

Investing in securities of companies organized and listed in China subjects the Fund to risks specific to China. China is a developing market and, as a result, investments in securities of companies organized and listed in China may be subject to significantly higher volatility from time to time than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, could have a significant impact on the economy of China (and the world). Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. There is no guarantee that the Chinese government will not revert from its current open-market economy to the economic policy of central planning that it implemented prior to 1978. These factors may result in, among other things, a greater risk of stock market fluctuations, interest fluctuations, currency fluctuations, and inflation. It may also be difficult or impossible for the Fund to obtain or enforce a judgment in a Chinese court.

Risk of Investments in A-Shares and the RQFII Quota

The Index is comprised of A-shares listed on the Shanghai and Shenzhen Stock Exchanges. In seeking to track the performance of the Index, the Fund intends to invest directly in A-shares through the Adviser’s Renmimbi Qualified Institutional Investor (“RQFII”) quota. Therefore the size of the Fund’s direct investment in A-shares is limited by the size of the Adviser’s RQFII quota. This places practical limitations on the size of the Fund and may have a negative impact on trading of Fund shares. In addition, the RQFII quota of the Adviser may be reduced or revoked by the Chinese regulators if, among other things, the Adviser fails to comply with applicable Chinese regulations. If the Adviser’s RQFII quota, or RQFII quotas generally, were reduced or eliminated, the Fund could be required to dispose of certain or all of its A-shares holdings. This would likely have a material adverse impact on the Fund’s performance and its ability to meet its investment objective.

If the Fund is unable to obtain sufficient exposure to the performance of the Index due to the limited availability of the Adviser’s RQFII quota or other investments that provide exposure to the performance of A-shares, the Fund could be forced to limit or suspend the issuance of new shares until the Adviser determines that the requisite exposure to the Index is obtainable. Any limits on the Fund’s ability to issue new shares would likely have a negative impact on the trading of Fund shares in the secondary market.

A-Shares Tax Risk

The Fund’s investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, the People’s Republic of China (“China” or the “PRC”) has implemented a number of tax reforms in recent years, and may amend or revise existing PRC tax laws in the future. Changes in applicable PRC tax law could reduce the after-tax profits of the Fund directly or indirectly by reducing the after-tax profits of the companies in the PRC in which the Fund invests. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Fund. The Fund’s investments in securities issued by PRC companies, including A-Shares, may cause the Fund to become subject to withholding and other taxes imposed by the PRC. The PRC rules for taxation are evolving, may change, and new rules may be applied retroactively. Any such changes, including any retroactive changes, could have an adverse impact on Fund performance.

Concentration Risk

To the extent that the Fund’s investments are concentrated in the securities of China, or a particular issuer or issuers, market, industry, group of industries, sector or asset class, the Fund may be more adversely affected by the underperformance of those securities, may be subject to increased price volatility, and may be more susceptible to adverse economic, market, political or regulatory occurrences.

Emerging Markets Risk

While China’s economy has expanded in recent years, China is still considered an emerging market economy. As such, the Fund’s investments are subject to greater risk of loss than investments in more developed markets. This is due to, among other things, increased risk of government intervention, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than is typically found in more developed markets.

Market Risk

Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The Fund’s NAV and market price, like securities prices generally, will fluctuate within a wide range in response to many factors. As a result, the performance of the Fund could vary from its stated objective, and you could lose money.

Passive Investment Risk

The Fund is not actively managed, and therefore will not sell securities due to current or projected underperformance of the security, industry or sector.

4.    Recently Issued Accounting Pronouncements

In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying ASC 946 Financial Services — Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at NAV are no longer included in the fair value hierarchy. ASU 2015-7 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-7 and its impact on financial statements disclosures.

5.    Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Management has determined that there are no material events, except as set forth above, that would require disclosure in the Fund’s financial statement through this date.

For additional information of the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

CSOP ETF TRUST

/s/ Kaison Luk

By (Signature and Title)*

Kaison Luk

Principal Executive Officer

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Kaison Luk

Kaison Luk

Principal Executive Officer

Date: August 28, 2015

By (Signature and Title)*

/s/ Monique Labbe

Monique Labbe

Treasurer – Principal Financial Officer

Date: August 28, 2015

* Print name and title of each signing officer under his or her signature.